RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits	$ 15,109	$ 13,753
Audit, legal and consulting	3,423	4,268
Trustee/director fees including distributions, revaluations and expenses	2,108	1,976
RSU and PSU compensation expense including distributions and revaluations	6,198	5,839
Other public entity costs	1,986	2,096
Office rents including property taxes and common area maintenance costs	424	379
Capital tax	568	454
Information technology costs	1,045	980
Other	1,342	1,674
General and administrative expenses	$ 32,203	$ 31,419